ORGANIZATION - Consolidated VIEs inclusive of the VIEs subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Beike Group (Cayman) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Finance Holdings (Cayman) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Sharehome HK International Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Kestone Holdings (Hong Kong) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike (Tianjin) Investment Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beihan(Tianjin) Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Lianjia (Tianjin) Enterprise Management Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. ("Lianjia Zhidi")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Gaoce Real Estate Brokerage Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Deyou Real Estate Agency Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shanghai Xiaoheng Internet Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shanghai Deyou Property Consulting Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Sichuan Lianjia Real Estate Brokerage Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Ningbo Fangjianghu Internet Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Tianjin Haibei Information Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Zhaofang (Beijing) Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Zhaofang Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shanghai Haibi Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Deyou (Tianjin) Real Estate Brokerage Service Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shanghai Huibeiju Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shanghai Chenhaibei Internet Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Qingdao Shengjia Huazhang Enterprise Management Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Meijia Technology (Zhejiang) Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Beiwoo Decoration Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Shengdu Home Renovation Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Beike Jiaju Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Rongsheng Management Consulting Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Meichen Information Consulting Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Xinfu Housing Rental Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Tianjin Haibei Technology Services Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Haichuan Xingye Real Estate Management Consulting Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Real Estate Brokerage Co., Ltd. ("Beijing Lianjia")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	30.00%
VIEs ownership (as a percent)	100.00%
Beijing Yiju Taihe Technology Co., Ltd. ("Yiju Taihe")
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Tianjin Xiaowu Information & Technology Co., Ltd. ("Tianjin Xiaowu")
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Zhongrongxin Financing Guarantee Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Ehomepay Technologies Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%